Cover	Apr. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2020
Entity File Number	000-19514
Entity Registrant Name	GULFPORT ENERGY CORP
Entity Central Index Key	0000874499
Entity Tax Identification Number	73-1521290
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3001 Quail Springs Parkway
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73134
City Area Code	405
Local Phone Number	252-4600
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GPOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false